Assets and liabilities held for sale - Narrative (Details) £ in Millions, $ in Millions				1 Months Ended		12 Months Ended
	Apr. 29, 2024 GBP (£)	Feb. 23, 2024 USD ($)	Jan. 05, 2024 USD ($)	Nov. 30, 2024 USD ($)	Nov. 30, 2023 USD ($)	Dec. 31, 2024 USD ($)	Sep. 30, 2023 USD ($)
Phytoscience Management Group, Inc | Disposed by sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of assets disposed					100.00%
Total consideration					$ 2.8
Proceeds from divestiture of businesses				$ 2.5	$ 0.3
Gain (loss) on disposal						$ (1.1)
North Shore Assets | Disposed by sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) on disposal			$ (0.8)
North Shore Assets | Disposed by sale | Payable upon signing of definitive agreement
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration			2.8
North Shore Assets | Disposed by sale | Payable upon closing of sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration			$ 1.5
Acres Assets | Disposed by sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration		$ 3.3
Gain (loss) on disposal		(17.5)
Consideration, cash		1.1
Consideration, notes receivable		$ 2.2
Consideration, notes receivable, interest rate		8.00%
Disposal Group, Including Discontinued Operation, Membership Interest Purchase Agreement, Amount		$ 0.2
Rokshaw Limited | Disposed by sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration | £	£ 3.3
Gain (loss) on disposal | £	1.8
Rokshaw Limited | Disposed by sale | Payable upon signing of definitive agreement
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration | £	0.5
Rokshaw Limited | Disposed by sale | Payable upon closing of sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration | £	1.8
Rokshaw Limited | Disposed by sale | Payable on first anniversary
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration | £	0.5
Rokshaw Limited | Disposed by sale | Payable on second anniversary
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration | £	£ 0.5
Parallel Illinois, LLC | GR Companies, Inc. | Illinois Assets
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Settlement amount							$ 0.5
Consideration received as deposits							$ 10.0